Organization, Consolidation and Principal Activities - Summary of Results of operations of the VIE included in the Company's consolidated statements of comprehensive loss (Details)
¥ in Thousands, $ in Thousands
	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Organization, Consolidation and Principal Activities
Revenues	¥ 1,736,317	$ 239,449	¥ 1,863,795
Net income	(5,690)	(785)	(26,586)	¥ (16,414)
VIE
Organization, Consolidation and Principal Activities
Revenues	1,724,336	237,797	1,863,795
Net income	¥ 5,027	$ 693	¥ 13,133